Consolidated Statements Of Equity (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Equity [Abstract]
Cash dividends declared, per share	$ 0.14	$ 0.56	$ 0.14